CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings	Total
Beginning balance, shares at May. 08, 2017	0
Beginning balance, value at May. 08, 2017	$ 0	$ 0	$ 0	$ 0
Issuance of common stock to Sponsor, shares	3,450,000
Issuance of common stock to Sponsor, value	$ 345	24,655		25,000
Sale of units in initial public offering, net of offering costs, shares	13,800,000
Sale of units in initial public offering, net of offering costs	$ 1,380	134,756,395		134,757,775
Sale of units to Sponsor in private placement, shares	445,000
Sale of units to Sponsor in private placement, value	$ 45	4,449,955		4,450,000
Sale of unit purchase option to underwriter		100		100
Common stock subject to possible redemption, shares	(13,348,443)
Common stock subject to possible redemption, value	$ (1,335)	(134,324,685)		(134,326,020)
Net income			93,150	93,150
Ending balance, shares at Dec. 31, 2017	4,346,557
Ending balance, value at Dec. 31, 2017	$ 1,160	82,622,222	(69,863,757)	12,610,375
Net income			(6,175,136)	(6,311,292)
Ending balance, shares at Mar. 31, 2018	11,602,754
Ending balance, value at Mar. 31, 2018	$ 1,160	81,843,222	(76,038,893)	6,006,945
Beginning balance, shares at Dec. 31, 2017	4,346,557
Beginning balance, value at Dec. 31, 2017	$ 1,160	82,622,222	(69,863,757)	12,610,375
Net income				(17,612,354)
Ending balance, shares at Jun. 30, 2018	11,602,754
Ending balance, value at Jun. 30, 2018	$ 1,160	81,843,222	(87,149,009)	(5,251,152)
Beginning balance, shares at Dec. 31, 2017	4,346,557
Beginning balance, value at Dec. 31, 2017	$ 1,160	82,622,222	(69,863,757)	12,610,375
Net income				(10,918,910)
Ending balance, shares at Sep. 30, 2018	11,602,754
Ending balance, value at Sep. 30, 2018	$ 1,160	81,843,222	(93,837,112)	(12,071,193)
Beginning balance, shares at Dec. 31, 2017	4,346,557
Beginning balance, value at Dec. 31, 2017	$ 1,160	82,622,222	(69,863,757)	12,610,375
Sale of units in initial public offering, net of offering costs	$ 5	5	5	5
Common stock subject to possible redemption, shares	65,357
Common stock subject to possible redemption, value	$ 7	(1,141,206)		(1,141,199)
Net income			1,141,199	1,141,199
Ending balance, shares at Dec. 31, 2018	11,602,754
Ending balance, value at Dec. 31, 2018	$ 1,160	124,361,130	(100,479,855)	24,021,296
Beginning balance, shares at Mar. 31, 2018	11,602,754
Beginning balance, value at Mar. 31, 2018	$ 1,160	81,843,222	(76,038,893)	6,006,945
Net income			(11,110,116)	(11,301,062)
Ending balance, shares at Jun. 30, 2018	11,602,754
Ending balance, value at Jun. 30, 2018	$ 1,160	81,843,222	(87,149,009)	(5,251,152)
Net income			(6,688,103)	(6,688,102)
Ending balance, shares at Sep. 30, 2018	11,602,754
Ending balance, value at Sep. 30, 2018	$ 1,160	81,843,222	(93,837,112)	(12,071,193)
Beginning balance, shares at Dec. 31, 2018	11,602,754
Beginning balance, value at Dec. 31, 2018	$ 1,160	124,361,130	(100,479,855)	24,021,296
Net income			(3,854,152)	(3,854,152)
Ending balance, shares at Mar. 31, 2019	11,602,754
Ending balance, value at Mar. 31, 2019	$ 1,160	124,361,130	(104,334,007)	20,164,062
Beginning balance, shares at Dec. 31, 2018	11,602,754
Beginning balance, value at Dec. 31, 2018	$ 1,160	124,361,130	(100,479,855)	24,021,296
Net income				(23,973,355)
Ending balance, shares at Sep. 30, 2019	23,176,146
Ending balance, value at Sep. 30, 2019	$ 2,317	161,042,278	(111,398,765)	49,771,325
Beginning balance, shares at Mar. 31, 2019	11,602,754
Beginning balance, value at Mar. 31, 2019	$ 1,160	124,361,130	(104,334,007)	20,164,062
Net income			(2,811,286)	(2,811,286)
Ending balance, shares at Jun. 30, 2019	11,602,754
Ending balance, value at Jun. 30, 2019	$ 1,160	124,361,130	(107,145,293)	17,363,575
Net income			(4,253,472)	(4,253,472)
Ending balance, shares at Sep. 30, 2019	23,176,146
Ending balance, value at Sep. 30, 2019	$ 2,317	$ 161,042,278	$ (111,398,765)	$ 49,771,325